SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 43
form 13F Information Table Value Total: $80,633
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      317     4000 SH       Sole                     4000
Advance Auto Parts Inc.        COM              00751y106     6077   178475 SH       Sole                   178475
AXA Sponsored ADR              COM              054536107      217     6009 SH       Sole                     6009
Beacon Roofing Supply          COM              073685109     4299   429950 SH       Sole                   429950
Bed Bath & Beyond              COM              075896100     4832   163800 SH       Sole                   163800
Berkshire Hathaway - Cl B      COM              084670207      608      136 SH       Sole                      136
Biosante Pharmaceuticals       COM              09065V203       58    12700 SH       Sole                    12700
Black & Decker Corp.           COM              091797100      202     3050 SH       Sole                     3050
Bristol-Myers Squibb           COM              110122108      564    26500 SH       Sole                    26500
Capital Southwest Corp.        COM              140501107     3483    28155 SH       Sole                    28155
Carnival Corp.                 COM              143658300      296     7300 SH       Sole                     7300
CBS Corp - Cl B                COM              124857202      940    42550 SH       Sole                    42550
Conocophillips                 COM              20825C104      951    12474 SH       Sole                    12474
Covidien Ltd.                  COM              G2552X108      440     9950 SH       Sole                     9950
Dell Inc.                      COM              24702R101      986    49500 SH       Sole                    49500
Diageo PLC Sponsored ADR       COM              25243Q205      968    11900 SH       Sole                    11900
Discovery Holdings-Cl A        COM              25468y107     1700    80131 SH       Sole                    80131
Disney (Walt) Co.              COM              254687106      545    17380 SH       Sole                    17380
Fortune Brands Inc.            COM              349631101      436     6275 SH       Sole                     6275
Gannett Inc.                   COM              364730101     5117   176130 SH       Sole                   176130
General Electric               COM              369604103      448    12100 SH       Sole                    12100
Glaxosmithkline ADR            COM              37733w105      518    12200 SH       Sole                    12200
Grainger WW Inc.               COM              384802104      428     5600 SH       Sole                     5600
Home Depot                     COM              437076102      428    15300 SH       Sole                    15300
Int'l Speedway Corp. - Cl A    COM              460335201     2488    60400 SH       Sole                    60400
Intel Corp.                    COM              458140100      493    23300 SH       Sole                    23300
Liberty Media Corp - Ent Ser A COM              53071m500      901    39816 SH       Sole                    39816
Liberty Media Hldg Cap-A       COM              53071M302      157     9954 SH       Sole                     9954
Liberty Media Hldg Int-A       COM              53071M104      878    54375 SH       Sole                    54375
McDonalds Corp.                COM              580135101     6139   110075 SH       Sole                   110075
MDS Inc.                       COM              55269p302      805    41300 SH       Sole                    41300
Motorola Inc.                  COM              620076109     3111   334529 SH       Sole                   334529
Petsmart Inc.                  COM              716768106     3303   161575 SH       Sole                   161575
Speedway Motorsports           COM              847788106     2369    94500 SH       Sole                    94500
Symantec Corp.                 COM              871503108     2106   126700 SH       Sole                   126700
Time Warner Inc.               COM              887317105     5753   410347 SH       Sole                   410347
Tyco Electronics Ltd.          COM              G9144P105      204     5950 SH       Sole                     5950
Tyco International Ltd         COM              G9143X208      262     5950 SH       Sole                     5950
U.S. Physical Therapy Inc.     COM              90337L108      580    40200 SH       Sole                    40200
Viacom Inc. - Cl B             COM              92553p201     1929    48700 SH       Sole                    48700
Viad Corp.                     COM              92552R406     8795   244224 SH       Sole                   244224
Wal-Mart Stores Inc.           COM              931142103     5182    98365 SH       Sole                    98365
XTO Energy Inc.                COM              98385X106      320     5170 SH       Sole                     5170